Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of for Trade Receivables, Contract Assets and Other Investments - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of for Trade Receivables, Contract Assets and Other Investments [Line Items]
Gross carrying amount - trade receivables	€ 15,504	€ 14,003
Gross carrying amount - other investments	5	3,284
Gross carrying amount - contract assets		6
Loss allowance	€ (134)	€ (393)
Current (not past due) [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of for Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	0.43%	2.15%
Gross carrying amount - trade receivables	€ 9,338	€ 10,357
Gross carrying amount - other investments	5	3,284
Gross carrying amount - contract assets	0	6
Loss allowance	(40)	(294)
Total	€ 9,302	€ 13,353
1-30 days past due [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of for Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	0.99%	1.41%
Gross carrying amount - trade receivables	€ 3,024	€ 2,760
Gross carrying amount - other investments	0	0
Gross carrying amount - contract assets	0	0
Loss allowance	(30)	(39)
Total	€ 2,995	€ 2,722
31-60 days past due [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of for Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	0.77%	0.00%
Gross carrying amount - trade receivables	€ 913	€ 185
Gross carrying amount - other investments	0	0
Gross carrying amount - contract assets	0	0
Loss allowance	(7)	0
Total	€ 906	€ 185
61-90 days past due [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of for Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	0.12%	0.00%
Gross carrying amount - trade receivables	€ 435	€ 1
Gross carrying amount - other investments	0	0
Gross carrying amount - contract assets	0	0
Loss allowance	(1)	0
Total	€ 435	€ 1
>90 days past due [Member]
Disclosure on Individual Items of the Consolidated Financial Statements (Details) - Schedule of for Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	3.15%	8.64%
Gross carrying amount - trade receivables	€ 1,793	€ 700
Gross carrying amount - other investments	0	0
Gross carrying amount - contract assets	0	0
Loss allowance	(56)	(60)
Total	€ 1,737	€ 639